Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Aug. 10, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	$ 75,191		$ 19,228
2020 Term Facility Loan	0		25,049
Total financial liabilities	13,789		71,944
Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes		$ 208,600
2017 Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2017 Term Loan				$ 1,952
3.00% – 2020 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	0		32,106
8.00% – 2020 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	0		14,789
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	$ 75,191		19,228
Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds			11,516	12,343
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2020 Term Facility Loan			25,049
Total financial liabilities			71,944	$ 1,952
Level 3 | 3.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes			32,106
Level 3 | 8.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes			$ 14,789